Accumulated Other Comprehensive Income - Changes in Components of Accumulated Other Comprehensive Income, Net of Tax (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	$ 12,020.3
AOCI before reclassifications	71.5
Reclassifications to statements of earnings	(83.2)
Stockholders equity, ending balance	12,480.5
Cash Flow Hedges [Member]
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	69.6
AOCI before reclassifications	71.1
Reclassifications to statements of earnings	(77.4)
Stockholders equity, ending balance	63.3
Foreign Currency Translation [Member]
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	(169.3)
AOCI before reclassifications	9.9
Stockholders equity, ending balance	(159.4)
Defined Benefit Plan Items [Member]
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	(79.6)
AOCI before reclassifications	(9.5)
Reclassifications to statements of earnings	(5.8)
Stockholders equity, ending balance	(94.9)
Total AOCI [Member]
Other Comprehensive Income Loss [Line Items]
Stockholders equity, beginning balance	(179.3)
Stockholders equity, ending balance	$ (191.0)